Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			60 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent				0.00%
Defined Contribution Plan, Cost Recognized	$ 1.3	$ 1.0	$ 0.8
NORTH AMERICA [Domain]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent				100.00%